PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks
Health Care REITs 11.7%
Community Healthcare Trust, Inc.	23,551	$963,236
Global Medical REIT, Inc.	43,313	490,736
Healthpeak Properties, Inc.	10,069	277,502
Omega Healthcare Investors, Inc.	11,479	341,271
Welltower, Inc.	31,983	1,655,120
		3,727,865
Hotel & Resort REITs 6.6%
Apple Hospitality REIT, Inc.	83,773	809,247
Host Hotels & Resorts, Inc.	19,228	207,470
MGM Growth Properties LLC (Class A Stock)	25,781	701,501
Park Hotels & Resorts, Inc.	38,297	378,758
		2,096,976
Industrial REITs 19.1%
Americold Realty Trust	37,209	1,350,687
First Industrial Realty Trust, Inc.	7,488	287,839
Prologis, Inc.	35,211	3,286,242
Rexford Industrial Realty, Inc.	28,233	1,169,693
		6,094,461
Office REITs 7.1%
Alexandria Real Estate Equities, Inc.	2,071	336,020
Boston Properties, Inc.	3,648	329,706
Brandywine Realty Trust	57,029	621,046
Corporate Office Properties Trust	21,943	556,036
Kilroy Realty Corp.	6,922	406,321
		2,249,129
Residential REITs 24.1%
American Campus Communities, Inc.	26,376	922,105
AvalonBay Communities, Inc.	7,155	1,106,449
Equity LifeStyle Properties, Inc.	19,764	1,234,855
Essex Property Trust, Inc.	5,113	1,171,746
Invitation Homes, Inc.	75,326	2,073,725
Sun Communities, Inc.	1,708	231,741
UDR, Inc.	24,814	927,547
		7,668,168

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 9.8%
Agree Realty Corp.	8,000	$525,680
National Retail Properties, Inc.	10,670	378,572
Realty Income Corp.	9,436	561,442
Regency Centers Corp.	17,434	800,046
Retail Opportunity Investments Corp.	26,534	300,630
Spirit Realty Capital, Inc.	16,009	558,074
		3,124,444
Specialized REITs 21.0%
CyrusOne, Inc.	1,901	138,298
Digital Realty Trust, Inc.	7,368	1,047,066
Equinix, Inc.	3,754	2,636,434
Extra Space Storage, Inc.	1,507	139,202
Four Corners Property Trust, Inc.	31,011	756,668
Life Storage, Inc.	5,707	541,880
Public Storage	381	73,110
QTS Realty Trust, Inc. (Class A Stock)	11,015	705,951
VICI Properties, Inc.	31,805	642,143
		6,680,752

Total Long-Term Investments (cost $28,323,188)		31,641,795

Short-Term Investment 0.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $924)(w)	924	924

TOTAL INVESTMENTS 99.4% (cost $28,324,112)		31,642,719
Other assets in excess of liabilities 0.6%		202,976

Net Assets 100.0%		$31,845,695

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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